COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2020
COMMISSIONS AND FEES
COMMISSIONS AND FEES

23          COMMISSIONS AND FEES

This item consists of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Maintenance of accounts, transfers and credit and debit card services	1,125,432	1,326,344	1,214,365
Funds and equity management	684,308	676,456	644,038
Contingent loans and foreign trade fees	372,586	372,647	360,798
Commissions for banking services	263,298	282,593	270,784
Collection services	90,456	131,502	234,754
Commissions for consulting and technical studies	57,949	84,725	76,557
Penalty commissions	53,859	84,757	71,049
Commissions for salary advance and payment of services	34,766	49,998	50,456
Brokerage, securities and custody services	35,565	95,207	108,333
Others (i)	194,559	128,552	95,723
Total	2,912,778	3,232,781	3,126,857

The main variations in the commissions and fees corresponding the period 2020 compared to the period 2019 are mainly due to lower numbers of banking operations as a product of less dynamism of the economy as a consequence of the COVID-19, see Note 2(b).

(i) The increase corresponds mainly to the S/47,676M increase in revenue in the Recharge and Paypal businesses.